Parent Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2018
Parent Company [Member]
Balance Sheets
	December 31,	December 31,
	2018	2017
ASSETS

CURRENT ASSETS
Loan receivable from CNM	$2,791,304	$2,791,304
Total current assets	2,791,304	2,791,304

TOTAL ASSETS	$2,791,304	$2,791,304

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	$1,887,939	$1,653,463
TOTAL LIABILITIES	$1,887,939	$1,653,463

STOCKHOLDERS' EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,503 shares issued and outstanding at December 31, 2018 and 2017; liquidation preference of $4,689,503)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2018 and 2017)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(25,422,553)	(25,188,077)
Accumulated other comprehensive income	190,348	190,348
Total stockholders' equity	903,365	1,137,841

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$2,791,304	$2,791,304